Net Income Per Share - Additional Information (Details) - shares	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 27, 2020	Sep. 29, 2019	Sep. 27, 2020	Sep. 29, 2019	Dec. 29, 2019	Dec. 30, 2018	Dec. 31, 2017
Earnings Per Share [Abstract]
Antidilutive securities excluded from computation of earnings per share	45,000	0	881,969	0	2,538,103	494,452	10,918,556